Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 322,656	$ 281,488	$ 262,179
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	70	228	151
Depreciation expense	50,565	43,436	42,125
Amortization of intangibles	15,351	17,861	17,450
Amortization of government grants	(47)	(44)	(44)
Interest on short term investments	(1,329)	(1,088)	(823)
Realized (gain)/loss on sale of short term investments	(56)	(112)	(50)
Gain on re-measurement of financial assets	(800)	0	0
Amortization of gain on interest rate hedge	(923)	(923)	(923)
Amortization of financing costs	812	556	566
Stock compensation expense	31,594	30,573	40,343
Deferred tax expense	1,652	10,729	1,545
Changes in assets and liabilities:
(Increase)/decrease in accounts receivable	(37,557)	57,747	2,526
Increase in unbilled revenue	(98,510)	(62,491)	(16,753)
Decrease/(increase) in other receivables	3,107	1,771	(1,829)
(Increase)/decrease in prepayments and other current assets	(3,237)	4,359	1,872
Decrease/(increase) in other non-current assets	856	(1,524)	(2,157)
Decrease in payments on account	(6,253)	(7,174)	(45,754)
Increase/(decrease) in other current liabilities	2,009	6,679	(44,713)
(Decrease)/increase in other non-current liabilities	(1,034)	(3,710)	3,008
Decrease in income taxes payable	(5,220)	(2,293)	(690)
(Decrease)/increase in accounts payable	(5,067)	7,014	1,175
Net cash provided by operating activities	268,639	383,082	259,204
Cash flows from investing activities:
Purchase of property, plant and equipment	(48,397)	(44,717)	(42,601)
Purchase of subsidiary undertakings	(1,645)	(144,131)	(54,209)
Cash acquired with subsidiary undertaking	0	19,649	3,168
Sale of available for sale investments	99,865	33,086	40,858
Purchase of available for sale investments	(80,956)	(41,701)	(22,030)
Purchase of investments in equity - long term	(6,163)	0	0
Net cash used in investing activities	(37,296)	(177,814)	(74,814)
Cash flows from financing activities:
Financing costs	(823)	0	0
Drawdown of credit lines and facilities	0	0	73,000
Repayment of credit lines and facilities	0	0	(73,000)
Proceeds from the exercise of equity compensation	16,842	13,950	10,180
Share issue costs	(16)	(15)	(17)
Excess tax benefit on exercise of equity compensation	0	0	6,402
Repurchase of ordinary shares	(128,960)	(133,106)	(110,000)
Share repurchase costs	(66)	(106)	(275)
Net cash used in financing activities	(113,023)	(119,277)	(93,710)
Effect of exchange rate movements on cash	(5,328)	4,327	(2,050)
Net increase in cash and cash equivalents	112,992	90,318	88,630
Cash and cash equivalents at beginning of year	282,859	192,541	103,911
Cash and cash equivalents at end of year	$ 395,851	$ 282,859	$ 192,541